Related Party Transaction - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Related Party Transaction [Line Items]
Maximum amount of financing to Area Link for coupon company in China	32,800
Percentage of equity interest in Area Link that may be acquired	40.00%